PROPERTY AND EQUIPMENT (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT (Details) [Line Items]
Property, Plant and Equipment, Net	$ 155,190		$ 140,658	$ 51,018
Gain (Loss) on Disposition of Property Plant Equipment	0	0	20,682	0
Vehicles [Member]
PROPERTY AND EQUIPMENT (Details) [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure			92,000
Property, Plant and Equipment, Net			32,818
Proceeds from Sale of Property, Plant, and Equipment			53,500
Gain (Loss) on Disposition of Property Plant Equipment			20,682
Vaporfection International Inc. [Member]
PROPERTY AND EQUIPMENT (Details) [Line Items]
Property, Plant and Equipment, Net			120,596
PVM International Inc. (PVMI) [Member]
PROPERTY AND EQUIPMENT (Details) [Line Items]
Property, Plant and Equipment, Net			20,000
Parent Company [Member]
PROPERTY AND EQUIPMENT (Details) [Line Items]
Property, Plant and Equipment, Net			$ 28,532